Note 5 - Loans and Leases (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loans Receivable with Fixed Rates of Interest	$ 137,671,000	$ 119,772,000
Loans and Leases Receivable, Gross, Total	576,424,000	561,614,000
Impaired Financing Receivable, Average Recorded Investment, Total	2,386,000	349,000	$ 1,450,000
Impaired Financing Receivable, Interest Income, Accrual Method, Total	263,000	$ 0	0
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts		0
Financing Receivable, after Allowance for Credit Loss, Total	121,929,000	$ 116,077,000
Provision for Loan and Lease Losses, Total	550,000	450,000	(350,000)
Loans and Leases Receivable, Related Parties, Ending Balance	1,154,000	1,371,000	491,000	$ 370,000
Benchmark Bancorp, Inc. [Member]
Financing Receivable, after Allowance for Credit Loss, Total	162,000	263,000
Ohio State Bancshares Inc [Member]
Financing Receivable, after Allowance for Credit Loss, Total	26,000	33,000
Provision for Loan and Lease Losses, Total	$ 0	$ 0	$ 101,000
Comply with Bankruptcy Plan [Member]
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	1	1
Agriculture and Agriculture Real Estate [Member]
Loans and Leases Receivable, Gross, Total	$ 44,729,000	$ 43,324,000